Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2012
Registrant Name	dei_EntityRegistrantName	FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Central Index Key	dei_EntityCentralIndexKey	0001022804
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 27, 2012
Document Effective Date	dei_DocumentEffectiveDate	Oct. 01, 2012
Prospectus Date	rr_ProspectusDate	Oct. 01, 2012
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Franklin Templeton Multi-Asset Real Return Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Real return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $50,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 73 in the Fund's Prospectus and under “Buying and Selling Shares” on page 78 of the Fund’s Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 27.24% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.24%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $50,000 in Franklin Templeton funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waiver and/or expense reimbursement by the investment manager and/or administrator for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not sell your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund uses a flexible allocation strategy that is diversified across broad asset classes, including global equities, global fixed income and commodities, and seeks real return which is total return that exceeds U.S. inflation over a full inflation cycle, typically 5 years. In periods shorter than a full inflation cycle, the Fund's returns may be volatile as compared to the CPI or lag behind inflation.

The Fund is structured as a limited "fund-of-funds" meaning that it seeks to achieve its investment goal by investing its assets primarily in other mutual funds, predominantly other Franklin Templeton mutual funds (underlying funds). The Fund also invests a portion of its assets in inflation-indexed securities, predominantly Treasury Inflation-Protected Securities (TIPS).

With respect to the portion of the Fund's portfolio invested in underlying funds, under normal market conditions, the investment manager allocates the Fund’s assets among the broad asset classes representing exposure to global equities, global fixed income and commodities markets by investing primarily in a combination of underlying funds, based on each underlying fund's predominant asset class. These underlying funds, in turn, invest in a variety of U.S. and foreign equity, fixed-income and money market securities, and commodity linked instruments. The investment manager will vary the underlying funds’ allocation percentages based on the current inflationary and economic environment and the investment manager’s tactical views. Generally, no more than 25% of the Fund’s assets may be invested in any one underlying fund.

With respect to the portion of the Fund's portfolio invested in TIPS inflation-indexed securities, the investment manager sub-contracts with Franklin Templeton Institutional, LLC to manage the Fund’s assets invested in inflation-indexed securities, predominantly TIPS. Inflation-indexed securities, including TIPS, are fixed-income securities that are structured to provide protection against inflation. The value of the security’s principal or the interest income paid on the security is adjusted to track changes in an official inflation measure.

When selecting equity funds, the investment manager considers the underlying funds’ foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value). When selecting fixed-income funds, the investment manager focuses primarily on maximizing income. The investment manager invests in commodities funds and TIPS in an effort to hedge the Fund's portfolio against inflation.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Asset Allocation

The Fund’s ability to achieve its investment goal depends upon the investment manager’s skill in determining the Fund’s broad asset allocation mix and selecting underlying funds. There is the possibility that the investment manager’s evaluations and assumptions regarding asset classes and underlying funds will not successfully achieve the Fund's investment goal in view of actual market trends.

Investing in Underlying Funds

Because the Fund’s investments are concentrated in the underlying funds, and the Fund’s performance is directly related to the performance of the underlying funds held by it, the ability of the Fund to achieve its investment goal is directly related to the ability of the underlying funds to meet their investment goal. In addition, shareholders of the Fund will indirectly bear the fees and expenses of the underlying funds. The risks described below are the principal risks of the Fund and the underlying funds. For purposes of the discussion below, “Fund” means the Fund and/or one or more of the underlying funds in which the Fund invests.

Market

The market values of securities owned by the Fund will go up or down, sometimes rapidly or unpredictably. A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Individual stock prices tend to go up and down more dramatically than those of other types of investments. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Foreign Securities

Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: political and economic developments - the political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S.; trading practices - government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; availability of information - foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; limited markets - the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and currency exchange rate fluctuations and policies. The risks of foreign investments may be greater in developing or emerging market countries.

Inflation-Indexed Securities

Inflation-indexed securities have a tendency to react to changes in real interest rates. Real interest rates represent nominal (stated) interest rates lowered by the anticipated effect of inflation. In general, the price of an inflation-indexed security can decrease when real interest rates increase, and can increase when real interest rates decrease. Interest payments on inflation-indexed securities will fluctuate as the principal and/or interest is adjusted for inflation and can be unpredictable.

Interest Rate

When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to these interest rate changes.

Income

Because the Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds.

Credit

An issuer of debt securities may fail to make interest payments and repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value.

Commodities

If the Fund invests in an underlying commodities fund, its returns will be subject to the unique risks of exposure to commodities. Investing in physical commodities, including trading in futures contracts thereon, is speculative and can be extremely volatile. Market prices of commodities may fluctuate rapidly based on numerous factors, including: changes in supply and demand relationships; weather; agriculture; trade; domestic and foreign political and economic events and policies; diseases; pestilence; technological developments; and monetary and other governmental policies, action and inaction. The current or “spot” prices of physical commodities may also affect, in a volatile and inconsistent manner, the prices of futures contracts in respect of the relevant commodity.

Derivative Instruments

The performance of derivative instruments (including currency-related derivatives) depends largely on the performance of an underlying currency, security or index, and such instruments often have risks similar to their underlying instrument, in addition to other risks. Derivatives involve costs and can create economic leverage in the Fund's portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that exceeds the Fund's initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. When used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security or other risk being hedged. With over-the-counter derivatives, there is the risk that the other party to the transaction will fail to perform.

Growth Style Investing

Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Prices of these companies’ securities may be more volatile than other securities, particularly over the short term.

Value Style Investing

A value stock may not increase in price as anticipated by the investment manager if other investors fail to recognize the company's value and bid up the price, the markets favor faster-growing companies, or the factors that the investment manager believes will increase the price of the security do not occur.

Smaller and Midsize Companies

Securities issued by smaller and midsize companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development and limited or less developed product lines and markets. In addition, smaller and midsize companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Prepayment

Prepayment risk occurs when a debt security can be repaid in whole or in part prior to the security's maturity and the Fund must reinvest the proceeds it receives, during periods of declining interest rates, in securities that pay a lower rate of interest.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Because the Fund seeks returns that exceed the rate of inflation over time, if the investment manager's inflation forecasts are incorrect (e.g., in unanticipated high inflationary or deflationary periods), the Fund's performance may be impacted more than other funds.

Tax Risk

If an underlying fund fails to qualify as a regulated investment company under the Internal Revenue Code, such fund would be liable for federal, and possibly state, corporate taxes on its taxable income and gains. Such failure by an underlying fund is not expected to impact the ability of the Fund to qualify as a regulated investment company, however, the total return of the Fund may be decreased by the amount of any taxes due by the underlying fund as a result of such failure.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund is new, it does not have a full calendar year of performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund is new, it does not have a full calendar year of performance.
Franklin Templeton Multi-Asset Real Return Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%	[1]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	3.25%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.61%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	4.41%	[2]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.05%)	[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.36%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	706
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,572
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,449
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,687
Franklin Templeton Multi-Asset Real Return Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[1]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	3.25%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.61%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	5.11%	[2]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.05%)	[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.06%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	309
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,260
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,308
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,920
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	209
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,260
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,308
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	4,920
Franklin Templeton Multi-Asset Real Return Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	3.25%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.61%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	4.61%	[2]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.05%)	[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.56%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	159
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,116
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,081
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,526
Franklin Templeton Multi-Asset Real Return Fund | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	3.25%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.61%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	4.11%	[2]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.05%)	[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.06%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	108
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	970
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,848
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,110

[1]	Class A, Class C and Class R distribution and service fees have been restated to reflect the maximum annual contractual rate for the current fiscal year. Consequently the total annual Fund operating expenses differ from the ratio of expenses to net assets shown in the Financial Highlights.
[2]	Other expenses of the Fund have been restated to exclude non-recurring prior period expenses. If such expenses were included in the table above, the amounts stated would have been greater.
[3]	Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
[4]	The investment manager has contractually agreed to waive fees or assume certain expenses so that common expenses (excluding Rule 12b-1 fees and acquired fund fees and expenses) for each class of the Fund do not exceed 0.45% (other than certain non-routine expenses), until September 30, 2013. The investment manager also has contractually agreed in advance to reduce its fee as a result of the Fund's investment in a Franklin Templeton money fund (acquired fund) for at least the next 12 months. Contractual fee waiver and/or expense reimbursement agreements may not be terminated during the period set forth above, but may or may not be renewed at the discretion of the investment manager thereafter.